Business Segments (Tables)	6 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Financial Information by Business Segment

	Customer Business
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2020:
Net revenue:	¥365.4	¥251.9	¥252.2	¥415.4	¥138.2	¥199.6	¥1,622.7	¥464.8	¥8.6	¥2,096.1
BK and TB(1):	128.7	168.8	199.3	0.5	46.8	120.4	664.5	344.8	37.7	1,047.0
Net interest income	113.3	81.9	81.0	0.6	2.2	60.7	339.7	104.7	44.3	488.7
Net fees	14.1	78.7	95.7	—	44.7	67.5	300.7	1.4	(29.4)	272.7
Other	1.3	8.2	22.6	(0.1)	(0.1)	(7.8)	24.1	238.7	22.8	285.6
Other than BK and TB	236.7	83.1	52.9	414.9	91.4	79.2	958.2	120.0	(29.1)	1,049.1
Operating expenses	271.9	247.4	155.5	263.5	102.9	131.5	1,172.7	114.7	75.6	1,363.0
Operating profit (loss)	¥93.5	¥4.5	¥96.7	¥151.9	¥35.3	¥68.1	¥450.0	¥350.1	¥(67.0)	¥733.1
Six months ended September 30, 2021:
Net revenue:	¥364.5	¥287.5	¥264.7	¥376.8	¥176.1	¥231.5	¥1,701.1	¥280.8	¥31.6	¥2,013.5
BK and TB(1):	133.2	181.5	205.8	0.9	52.7	155.8	729.9	192.1	72.6	994.6
Net interest income	110.0	82.1	96.0	0.9	4.1	73.1	366.2	127.7	88.4	582.3
Net fees	20.2	90.0	87.3	—	48.6	82.3	328.4	(4.5)	(31.3)	292.6
Other	3.0	9.4	22.5	—	—	0.4	35.3	68.9	15.5	119.7
Other than BK and TB	231.3	106.0	58.9	375.9	123.4	75.7	971.2	88.7	(41.0)	1,018.9
Operating expenses	276.2	247.8	156.3	267.2	118.4	139.2	1,205.1	118.2	56.1	1,379.4
Operating profit (loss)	¥88.3	¥39.7	¥108.4	¥109.6	¥57.7	¥92.3	¥496.0	¥162.6	¥(24.5)	¥634.1

Note:	(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income	A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2020 and 2021 above to income before income tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2020	2021
	(in billions)
Operating profit	¥733	¥634
Reversal of (Provision for) credit losses	(210)	11
Foreign exchange gains (losses)—net	87	(46)
Trading account profits —net	83	4
Equity investment securities gains—net	694	289
Debt investment securities losses—net	(204)	(24)
Equity in earnings of equity method investees—net	140	216
Impairment of goodwill	(106)	—
Reversal of off-balance sheet credit instruments	37	6
Other—net	(108)	(39)
Income before income tax expense	¥1,146	¥1,051